Drilling units (Tables)	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Schedule of drilling units
The following table summarizes the movement for the six months ended June 30, 2021 (Predecessor):

(In $ millions)	Cost	Accumulated depreciation	Net book value
As at January 1, 2021 (Predecessor)	3,108	(988)	2,120
Additions	10	—	10
Depreciation	—	(41)	(41)
As at March 31, 2021 (Predecessor)	3,118	(1,029)	2,089
Additions	29	—	29
Depreciation	—	(39)	(39)
Impairment	(152)	—	(152)
As at June 30, 2021 (Predecessor)	2,995	(1,068)	1,927
The following table summarizes the movement for the period from January 1, 2022 through February 22, 2022 (Predecessor) and from February 23, 2022 through March 31, 2022 and June 30, 2022 (Successor):

(In $ millions)	Cost	Accumulated depreciation	Net book value
As at January 1, 2022 (Predecessor)	2,685	(908)	1,777
Additions	22	—	22
Disposal of West Venture	(23)	23	—
Depreciation	—	(21)	(21)
As at February 22, 2022 (Predecessor)	2,684	(906)	1,778
Derecognition of West Linus	(211)	36	(175)
Fresh Start accounting	(591)	870	279
As at February 23, 2022 (Successor)	1,882	—	1,882
Additions	17	—	17
Depreciation	—	(15)	(15)
As at March 31, 2022 (Successor)	1,899	(15)	1,884
Additions	74	—	74
Disposal of Sevan Brasil and Sevan Driller	(24)	—	(24)
Depreciation	—	(34)	(34)
As at June 30, 2022 (Successor)	1,949	(49)	1,900